Total Equity - Non-Controlling Interests (Details) - USD ($) $ in Millions								12 Months Ended
	Dec. 13, 2024	Dec. 12, 2024	Apr. 25, 2024	Apr. 24, 2024	Dec. 26, 2023	Jun. 23, 2023	Sep. 27, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total equity
Carrying value								$ 4,281.2	$ 4,750.4
Net earnings (loss) attributable to non-controlling interests								$ 388.0	$ 713.1
Allied World
Total equity
Cash consideration for shares purchased from minority shareholders						$ 30.6
Proportion of ownership interest in subsidiary						83.40%	82.90%		83.40%
Brit
Total equity
Proportion of ownership interest in subsidiary	100.00%	86.20%
Consideration paid	$ 525.9
Gulf Insurance
Total equity
Proportion of ownership interest in subsidiary			97.10%	90.00%
Fairfax India
Total equity
Economic ownership percentage								57.30%	57.50%
Voting percentage								4.80%	4.80%
Brit | Ki Insurance
Total equity
Carrying value									$ 466.3
Proportion of ownership interest in subsidiary								20.00%
Proportion of voting rights held								51.00%
Gulf Insurance
Total equity
Proportion of ownership interest in subsidiary			97.10%		90.00%					43.70%
Cash consideration			$ 126.7		$ 176.9
Global Insurers and Reinsurers
Total equity
Dividends paid								$ 256.3	180.3
Insurance and reinsurance companies
Total equity
Carrying value								2,740.2	3,115.8
Net earnings (loss) attributable to non-controlling interests								$ 450.6	$ 509.7
Insurance and reinsurance companies | Allied World
Total equity
Economic ownership percentage								16.60%	16.60%
Carrying value								$ 989.0	$ 972.7
Net earnings (loss) attributable to non-controlling interests								$ 176.1	$ 211.8
Insurance and reinsurance companies | Odyssey Group
Total equity
Economic ownership percentage								9.99%	9.99%
Carrying value								$ 665.7	$ 602.3
Net earnings (loss) attributable to non-controlling interests								128.1	$ 104.9
Insurance and reinsurance companies | Brit
Total equity
Economic ownership percentage									13.80%
Carrying value								532.6	$ 881.2
Net earnings (loss) attributable to non-controlling interests								$ 137.4	$ 188.1
Insurance and reinsurance companies | Gulf Insurance
Total equity
Economic ownership percentage								2.90%	9.99%
Carrying value								$ 494.1	$ 605.3
Net earnings (loss) attributable to non-controlling interests								1.7
Insurance and reinsurance companies | All other
Total equity
Carrying value								58.8	54.3
Net earnings (loss) attributable to non-controlling interests								7.3	4.9
Non-insurance companies
Total equity
Carrying value								1,541.0	1,634.6
Net earnings (loss) attributable to non-controlling interests								(62.6)	203.4
Non-insurance companies | Restaurants and retail
Total equity
Carrying value								147.7	163.5
Net earnings (loss) attributable to non-controlling interests								$ 9.2	$ 5.6
Non-insurance companies | Fairfax India
Total equity
Economic ownership percentage								57.30%	57.50%
Carrying value								$ 1,029.9	$ 1,131.1
Net earnings (loss) attributable to non-controlling interests								$ (63.7)	$ 235.4
Non-insurance companies | Thomas Cook India
Total equity
Economic ownership percentage								35.50%	35.40%
Carrying value								$ 97.1	$ 86.0
Net earnings (loss) attributable to non-controlling interests								11.7	6.0
Non-insurance companies | All other
Total equity
Carrying value								266.3	254.0
Net earnings (loss) attributable to non-controlling interests								$ (19.8)	$ (43.6)